Cash and equivalents and marketable securities (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Held-to-maturity and available-for-sale securities
Available-for-sale securities, Less than one year, Cost basis	$ 162
Available-for-sale securities, One to five years, Cost basis	138
Available-for-sale securities, Six to ten years, Cost basis	42
Available-for-sale securities, Total Cost basis	342
Available-for-sale securities, Less than one year, Fair value	163
Available-for-sale securities, One to five years, Fair value	143
Available-for-sale securities, Six to ten years, Fair value	41
Available-for-sale securities, Total Fair value	347
Held-to-maturity Securities, Less than one year, Cost basis	7
Held-to-maturity Securities, One to five years, Cost basis	40
Held-to-maturity Securities, Six to ten years, Cost basis	57
Held-to-maturity Securities, Total Cost basis	104
Held-to-maturity Securities, Less than one year, Fair value	7
Held-to-maturity Securities, One to five years, Fair value	44
Held-to-maturity Securities, Six to ten years, Fair value	70
Held-to-maturity Securities, Total Fair value	121
Marketable securities pledged as collateral	$ 97	$ 96